Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of equipment
	Leasehold	Office Furnishings	Right of Use
	Improvements	and Equipment	Asset	Total
Cost:
Balance, January 1, 2019	$83	$33	$112	$228
Acquisitions	-	8	-	8
Foreign currency translation adjustment	4	1	5	10
Balance, December 31, 2019	87	42	117	246
Acquisitions	-	4	-	4
Foreign currency translation adjustment	2	1	3	6
Balance, December 31, 2020	89	47	120	256

Accumulated amortization:
Balance, January 1, 2019	26	10	34	70
Amortization	16	8	24	48
Foreign currency translation adjustment	-	-	-	-
Balance, December 31, 2019	42	18	58	118
Amortization	16	9	23	48
Foreign currency translation adjustment	2	1	4	7
Balance, December 31, 2020	60	28	85	173

Net book value:
Balance, December 31, 2019	$45	$24	$59	$128
Balance, December 31, 2020	$29	$19	$35	$83